Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2013
Securities Purchased under Agreements to Resell

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
($ In Millions)	2013	2012
Balance at December 31	$500.0	$35.4
Average Balance During the Year	396.3	241.5
Average Interest Rate Earned During the Year	0.46%	0.16%
Maximum Month-End Balance During the Year	571.5	537.4

Securities Sold under Agreements to Repurchase

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
($ In Millions)	2013	2012
Balance at December 31	$917.3	$699.8
Average Balance During the Year	594.3	448.2
Average Interest Rate Paid During the Year	0.07%	0.08%
Maximum Month-End Balance During the Year	917.3	699.8